Note 16 - Stock-based Compensation Plans	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
16
- Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

	January 31, 2018	January 31, 2017	January 31, 2016
Cost of revenues	90	40	24
Sales and marketing	246	81	41
Research and development	85	14	-
General and administrative	2,386	1,887	1,512
Effect on net income	2,807	2,022	1,577

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may
result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for
$0.6
million (
$0.1
million at
January 31, 2017)
recognized in the United States. The tax benefit realized in connection with stock options exercised and settled during
2018,
2017
and
2016
was nominal, nominal and
$
1.6
million, respectively.

Stock Options

As of
January 31, 2018,
we had
520,709
stock options granted and outstanding under our shareholder-approved stock option plan and
4,273,332
remained available for grant. In addition, we had
136,500
stock options outstanding pursuant to option grants made outside of our shareholder-approved stock option plan as permitted under the rules of the Toronto Stock Exchange in certain circumstances.

For the years ended
January 31, 2018
and
2017
the Company settled
nil
options. For the year ended
January 31, 2016,
the Company settled
446,875
options for
$4.4
million of common shares issued from treasury and
$2.6
million in cash related to payment of applicable employee withholding taxes.

As of
January 31, 2018,
$1.6
million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of
1.1
years. The total fair value of stock options vested during
2018
was
$0.8
million.

The total number of options granted during the years ended
January 31, 2018,
2017
and
2016
was
274,500,
170,932
and
nil,
respectively. The weighted average grant-date fair value of options granted during the years ended
January 31, 2018,
2017
and
2016
was
$5.26,
$4.46
and
nil
per option, respectively.

The weighted-average assumptions were as follows:

Year Ended	January 31, 2018	January 31, 2017	January 31, 2016
Expected dividend yield (%)	-	-	N/A
Expected volatility (%)	23.5	25.2	N/A
Risk-free rate (%)	1.0	0.6	N/A
Expected option life (years)	5	5	N/A

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2016	468,889	$8.25	3.5	5.2
Granted	170,932	$19.06
Exercised	(113,500)	$4.93
Balance at January 31, 2017	526,321	$12.36	4.2	4.9
Granted	274,500	$23.18
Exercised	(142,112)	$6.98
Forfeited	(1,500)	$23.14
Balance at January 31, 2018	657,209	$18.21	4.9	5.7

Vested or expected to vest at January 31, 2018	657,209	$18.21	4.9	5.7

Exercisable at January 31, 2018	328,642	$16.25	4.4	3.5

The total intrinsic value of options exercised during the years ended
January 31, 2018,
2017
and
2016
was approximately
$2.5
million,
$1.8
million and
$0.5
million, respectively. The total intrinsic value of options surrendered for shares during the years ended
January 31, 2018,
2017
and
2016
was approximately
nil,
nil
and
$6.7
million, respectively.

Options outstanding and options exercisable as at
January 31, 2018
by range of exercise price are as follows:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$4.89	–	$6.93	$6.31	38,777	1.1	$6.31	38,777
$11.73	–	$11.89	$11.87	174,500	3.4	$11.88	108,000
$19.19	–	$20.86	$19.43	170,932	5.3	$19.27	102,285
$23.14	–	$26.57	$23.17	273,000	6.2	$23.14	79,580
			$18.21	657,209	4.9	$16.25	328,642

A summary of the status of our unvested stock options
under our shareholder-approved stock option plan
as of
January 31, 2018
is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Grant- Date Fair Value per Share
Balance at January 31, 2016	53,578	$2.52
Granted	170,932	$4.46
Vested	(72,218)	$3.70
Balance at January 31, 2017	152,292	$4.12
Granted	274,500	$5.26
Vested	(149,225)	$4.70
Forfeited	(1,500)	$5.25
Balance at January 31, 2018	276,067	$4.98

The above-noted table excludes the
175,000
options granted, with the permission of the Toronto Stock Exchange, pursuant to terms other than our shareholder approved stock option plan.

Performance Share Units

A summary of PSU activity is as follows:

	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2016	253,537	$12.39	7.2	4.9
Granted	54,480	$23.37
Performance units issued	29,630	$9.26
Balance at January 31, 2017	337,647	$13.73	6.6	7.3
Granted	51,121	$30.13
Performance units issued	51,752	$14.37
Balance at January 31, 2018	440,520	$15.91	6.1	11.9

Vested or expected to vest at January 31, 2018	440,520	$15.91	6.1	11.9

Exercisable at January 31, 2018	334,919	$12.46	5.3	9.0

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on
January 31, 2018)
that would have been received by PSU holders if all PSUs had been vested on
January 31, 2018.

As of
January 31, 2018,
$1.6
million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of
1.5
years. The total fair value of PSUs vested during
2018
was
$1.7
million.

Restricted Share Units

A summary of RSU activity is as follows:

	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2016	224,779	$10.03	7.4	4.3
Granted	38,456	$18.81
Balance at January 31, 2017	263,235	$11.17	6.7	5.7
Granted	35,785	$23.14
Balance at January 31, 2018	299,020	$12.80	6.1	8.1

Vested or expected to vest at January 31, 2018	299,020	$12.80	6.1	8.1

Exercisable at January 31, 2018	262,345	$11.55	5.8	7.1

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on
January 31, 2018)
that would have been received by RSU holders if all RSUs had been vested on
January 31, 2018.

As of
January 31, 2018,
$0.8
million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of
1.7
years. The total fair value of RSUs vested during
2018
was
$0.8
million.

Deferred Share Unit Plan

As at
January 31, 2018,
the total number of DSUs held by participating directors was
242,082
(
241,482
at
January 31, 2017),
representing an aggregate accrued liability of
$6.8
million (
$5.2
million at
January 31, 2017).
During
2018,
43,606
DSUs were granted and
43,006
DSUs were redeemed and settled in cash. As at
January 31, 2018,
the unrecognized aggregate liability for the unvested DSUs was nil
(
nil
at
January 31, 2017).
The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately
$2.3
million,
$1.6
million and
$1.9
million for the years ended
January 31, 2018,
2017
and
2016,
respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2016	100,749	1.6
Granted	43,218
Vested and settled in cash	(66,638)
Balance at January 31, 2017	77,329	1.4
Granted	32,978
Vested and settled in cash	(50,802)
Forfeited	(1,334)
Balance at January 31, 2018	58,171	1.5

Non-vested at January 31, 2018	51,651	1.5

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of
$0.8
million at
January 31, 2018 (
$0.8
million at
January 31, 2017).
As at
January 31, 2018,
the unrecognized aggregate liability for the unvested CRSUs was
$0.9
million (
$0.9
million at
January 31, 2017).
The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately
$1.0
million,
$0.8
million and
$0.7
million for the years ended
January 31, 2018,
2017
and
2016,
respectively.